Reinsurance	12 Months Ended
Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Reinsurance	REINSURANCE
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2020		2019		2018
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$41,736.4	$40,687.7	$39,222.0	$37,519.7	$33,753.1	$31,970.2
Ceded premiums:
Regulated	(648.2)	(686.5)	(711.1)	(670.8)	(596.4)	(557.5)
Non-Regulated	(519.5)	(739.6)	(933.0)	(656.5)	(546.8)	(479.4)
Total ceded premiums	(1,167.7)	(1,426.1)	(1,644.1)	(1,327.3)	(1,143.2)	(1,036.9)
Net premiums	$40,568.7	$39,261.6	$37,577.9	$36,192.4	$32,609.9	$30,933.3
Regulated refers to federal or state run plans and primarily include the following:
•Federal reinsurance plan
◦National Flood Insurance Program (NFIP)
•State-provided reinsurance facilities
◦Michigan Catastrophic Claims Association (MCCA)
◦North Carolina Reinsurance Facility (NCRF)
◦Florida Hurricane Catastrophe Fund (FHCF)
•State-mandated involuntary plans
◦Commercial Automobile Insurance Procedures/Plans (CAIP)

Non-Regulated represents voluntary external reinsurance contracts entered into by the company. These include amounts ceded on our Commercial Lines business primarily related to transportation network company (TNC) business under quota-share reinsurance agreements and amounts ceded on our Property business under catastrophic occurrence excess of loss, aggregate excess of loss, beginning January 1, 2020, and, for accident years 2017-2019, aggregate stop-loss reinsurance agreements.

At December 31, 2020, we wrote TNC business in 20 states and the District of Columbia, compared to 17 states and 4 states at year-end 2019 and 2018, respectively. While expanding our footprint in the TNC business increased our ceded written premium in 2019, during 2020 the impact of this expansion was mitigated by a significant decrease in vehicle miles driven, which was attributable to COVID-19 restrictions. Premiums written on TNC policies are estimated based on projections of miles driven during the policy term, and such estimates are revised monthly based on actual miles driven and revised estimates of miles driven for the remaining policy term. The increase in ceded earned premiums in both 2020 and 2019 reflects the growth in the TNC business.
Our reinsurance recoverables and prepaid reinsurance premiums were comprised of the following at December 31:

	Reinsurance Recoverables				Prepaid Reinsurance Premiums
($ in millions)	2020		2019		2020		2019
Regulated:
MCCA	$2,428.8	60%	$2,247.1	67%	$33.3	9%	$71.8	12%
CAIP	397.8	10	332.4	10	84.7	23	93.8	15
NCRF	88.6	2	84.4	2	41.9	11	33.8	5
FHCF	54.8	1	86.0	3	0	0	0	0
NFIP	24.2	1	11.6	0	60.7	17	58.7	9
Other	3.2	0	3.1	0	1.3	0	1.0	0
Total Regulated	2,997.4	74	2,764.6	82	221.9	60	259.1	41
Non-Regulated:
Commercial Lines	753.2	19	459.5	14	134.5	37	352.9	56
Property	261.7	7	146.8	4	11.7	3	14.5	3
Other	7.1	0	8.0	0	0	0	0	0
Total Non-Regulated	1,022.0	26	614.3	18	146.2	40	367.4	59
Total	$4,019.4	100%	$3,378.9	100%	$368.1	100%	$626.5	100%

The increase in our reinsurance recoverables on our Commercial Lines business primarily reflects the growth in the TNC business, while the decrease in the prepaid reinsurance premiums is due to the reduction of premiums written due to the COVID-19 restrictions as discussed above.
Reinsurance contracts do not relieve us from our obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to us. Our exposure to losses from the failure of Regulated plans is minimal, since these plans are funded by the federal government or by mechanisms supported by insurance companies in applicable states. We evaluate the financial condition of our other reinsurers and monitor concentrations of credit risk to minimize our exposure to significant losses from reinsurer insolvencies.
We routinely monitor changes in the credit quality and concentration risks of the reinsurers who are counter parties to our reinsurance recoverables to determine if an allowance for credit losses should be established. For at-risk uncollateralized recoverable balances, we evaluate a number of reinsurer specific factors, including reinsurer credit quality rating, credit rating outlook, historical experience, reinsurer surplus, recoverable duration, and collateralization composition in respect to our net exposure (i.e., the reinsurance recoverable amount less premiums payable to the reinsurer, where the right to offset exists). At December 31, 2020, the allowance for credit losses related to these contracts was not material to our financial condition or results of operations.